Right of use assets and lease liabilities (Tables)	12 Months Ended
Jun. 30, 2022
Schedule Of Right Of Use Assets

Buildings A$
Gross carrying amount
Balance as at 1 July 2021	153,788
Additions	460,385
Disposals	(153,788)
Balance as at 30 June 2022	460,385

Depreciation and impairment
Balance as at 1 July 2021	(58,032)
Disposals	72,540
Depreciation	(68,220)
Balance as at 30 June 2022	(53,712)

Carrying amount as at 30 June 2022	406,673

Schedule Of Operating Lease Liabilities

Lease liabilities are presented in the consolidated statement of financial position as follows:

	Consolidated Group
	2022 A$	2021 A$
Current	32,672	43,298
Non-current	417,744	87,400
	450,416	130,698
The lease liabilities are secured by the related underlying right of use assets. Future minimum lease payments at 30 June 2022 were as follows:

	Within 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Total
Lease payments	65,568	114,221	149,251	151,717	63,917	544,674
Finance charges	(32,896)	(29,056)	(20,582)	(10,543)	(1,181)	(94,258)
Net present value	32,672	85,165	128,669	141,174	62,736	450,416

Schedule Of Original Condition in End Lease

Right-of-use asset	No. of right-of-use assets leased	Range of remaining term	Average remaining lease term	No. of leases with extension options	No. of leases with options to purchase	No. of leases with variable payments linked to an index	No. of leases with termination options
Office	1	4-5 years	4 years	0	0	0	0